CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income		$ 2,786,435	$ 2,754,173	$ 2,954,947
Other comprehensive income/(loss) that will not be reclassified to net income
Remeasurement income related to defined benefit liability		37,325	3,753	626
Income tax		(7,663)	(3,725)	(10,966)
Net of tax amount		29,662	28	(10,340)
Gain on investments transferred to retained earnings upon disposal	[1]	0	0	(42,414)
Transfer within equity upon merger of equity investments	[2]	0	(38,420)	0
Unrealized gain		23,648	67,515	250,690
Income tax		10,190	9,789	24,341
Net of tax amount		33,838	38,884	232,617
Total other comprehensive income that will not be reclassified to net income, net of tax		63,500	38,912	222,277
Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)
Gain on investments recycled to profit or loss upon disposal		1,965	0	0
Unrealized gain		(24,286)	0	0
Changes in loss allowance for credit losses		2,444	0	0
Income tax		0	0	0
Net of tax amount		(19,877)	0	0
Foreign currency translation adjustments:
Exchange differences arising on translating the foreign operations		1,043,593	412,878	(672,684)
Gain/(loss) on net investment hedge in foreign operations		(584,650)	36,762	327,272
Income tax		172,870	(6,895)	0
Net of tax amount		631,813	442,745	(345,412)
Net loss on cash flow hedges	[3]	0	0	(12,112)
Net of tax amount		0	0	(12,112)
Unrealized gain/(loss) on investments in associates and joint ventures using equity method		2,581	(11,547)	(1,718)
Income tax		(663)	0	0
Net of tax amount		1,918	(11,547)	(1,718)
Total comprehensive income/(loss) that may be reclassified to net income, net of tax		613,854	431,198	(359,242)
Comprehensive income/(loss), net of tax		677,354	470,110	(136,965)
Total comprehensive income attributable to:		3,463,789	3,224,283	2,817,982
Equity holders of the Parent Company		3,336,218	3,085,110	2,728,363
Non-controlling interests		$ 127,571	$ 139,173	$ 89,619

[1]	On May 31, 2016, the Bank completed the process for the sale of all of its minority stake in Cifin S.A. This sale, involved various financial institutions as sellers, including Bancolombia S.A., and TransUnion Netherlands II B.V., as buyer.
[2]	Likewise, during 2017, the Bank transferred from OCI to retained earnings the amount of COP 38,420 mainly due to the merger between Bolsa de Valores de Colombia BVC and Deceval. The Bank held equity investments of both issuers designated as at FVTOCI.
[3]	In 2016 the Bank's subsidiary, Banistmo, discontinued cash flow hedge accounting. For further information see Note 5.2. Derivatives Financial Instruments.